TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic	$ (1,484)	$ (923)	$ (2,313)
Foreign	6,515	4,325	(2,147)
Income (loss) before income taxes (Note 14)	$ 5,031	$ 3,402	$ (4,460)